Other liabilities	12 Months Ended
Mar. 31, 2023
Miscellaneous liabilities [abstract]
Other liabilities
26.
Other liabilities

	As at March 31,
	2022	2023	2023
	(INR)	(INR)	(USD)
Non-current
Others	5	3	0
Total	5	3	0

Current
Advance received against sale of assets	85	64	1

Other payables
TDS payable	2,719	3,347	41
GST payable	447	654	8
ESI payable	1	3	0
Labour welfare fund payable	3	4	0
Provident fund payable	26	45	1
Total	3,281	4,117	50